Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

NOTE 6—DISCONTINUED OPERATIONS

During the first quarter of 2012, the Company abandoned Smart Grid, a component of its energy management business. The circumstances leading up to the abandonment included a shift in the strategic direction for Smart Grid within the energy management framework. There were no operations in fiscal 2010 and all operating activity ceased during the second quarter of 2012. No income taxes were recorded on discontinued operations because the tax effect was immaterial and the tax benefit of the loss was offset by a valuation allowance.

The following table presents discontinued operations of the disposed business component (in thousands):

	Predecessor
	Period from January 1, through November 16, 2012	Year ended December 31, 2011
Revenue, net	$91	$336
Operating loss	(329)	(1,938)
Interest expense	(1)	—
Impairment of acquired intangible asset	—	(1,315)

Total discontinued operations	$(239)	$(2,917)